Commitments and Contingencies - Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases [Abstract]
2021	¥ 8,371	$ 1,283
2022	8,767	1,344
2023	4,486	688
2024	327	50
2025	80	12
2026 and thereafter	294	45
Total	¥ 22,325	$ 3,422